Debt - Maturities for long-term debt and finance lease obligations and debt outstanding (Details) - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Maturities for long-term debt and capital lease obligations
2021	$ 208,649,000
2022	284,104,000
2023	379,629,000
2024	540,739,000
2025	302,081,000
Long-term debt outstanding and the associated unamortized debt issuance costs and debt discounts
Principal	10,619,826,000	$ 9,726,428,000
Long-term debt
Maturities for long-term debt and capital lease obligations
2021	201,877,000
2022	276,563,000
2023	371,231,000
2024	531,388,000
2025	$ 291,668,000
Weighted average interest rate on long-term debt	3.73%	3.96%
Long-term debt outstanding and the associated unamortized debt issuance costs and debt discounts
Principal	$ 10,619,826,000	$ 9,726,428,000
Unamortized Debt Issuance Costs and Debt Discounts	119,565,000	111,222,000
Finance Leases
Maturities for long-term debt and capital lease obligations
2021	6,772,000
2022	7,541,000
2023	8,398,000
2024	9,351,000
2025	10,413,000
Credit Facility
Maturities for long-term debt and capital lease obligations
Principal amount	1,210,000,000
FFB | Long-term debt
Maturities for long-term debt and capital lease obligations
2021	200,867,000
2022	275,553,000
2023	247,601,000
2024	222,273,000
2025	229,168,000
Long-term debt outstanding and the associated unamortized debt issuance costs and debt discounts
Principal	5,985,015,000	5,540,215,000
Unamortized Debt Issuance Costs and Debt Discounts	57,971,000	60,356,000
FMBs | Long-term debt
Maturities for long-term debt and capital lease obligations
2021	1,010,000
2022	1,010,000
2023	1,010,000
2024	63,510,000
2025	62,500,000
Long-term debt outstanding and the associated unamortized debt issuance costs and debt discounts
Principal	3,654,041,000	3,205,052,000
Unamortized Debt Issuance Costs and Debt Discounts	49,134,000	39,793,000
PCBs | Long-term debt
Maturities for long-term debt and capital lease obligations
2021	0
2022	0
2023	122,620,000
2024	245,605,000
2025	0
Long-term debt outstanding and the associated unamortized debt issuance costs and debt discounts
Principal	980,770,000	980,770,000
Unamortized Debt Issuance Costs and Debt Discounts	12,460,000	11,073,000
Series 2017 bonds | Long-term debt
Maturities for long-term debt and capital lease obligations
2024	122,600,000
CFC | Long-term debt
Long-term debt outstanding and the associated unamortized debt issuance costs and debt discounts
Principal	0	391,000
Unamortized Debt Issuance Costs and Debt Discounts	$ 0	$ 0